Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net (loss) income	$ (1,353,738)	$ 227,717	$ 286,487	$ 229,125
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	1,421	1,536	3,048	3,326
Non-cash share-based compensation	120,345	114,292	271,377	342,483
Non-cash interest expense	49,324	60,911	122,833	123,168
Non-cash inducement expense	582,904	0
Offering costs allocated to derivative liabilities			0	214,229
Change in fair value of derivative liabilities	0	(1,004,167)	(2,000,605)	(2,076,499)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(5,730)	44,010	44,494	(55,636)
Accounts payable	(27,806)	(12,546)	(9,234)	(65,436)
Accrued expenses	1,775	52,026	75,167	15,328
Unearned revenue	168,714	(25,412)	543,348	201,780
Net cash used in operating activities	(462,791)	(541,633)	(663,085)	(1,068,132)
Financing activities:
Stock issuance costs	(85,565)	0
Proceeds from the exercise of stock warrants	1,029,412	0	60,000	0
Proceeds from exercise of common stock options	0	15,297	15,298	0
Proceeds from sale of common stock and issuance of warrants net of offering proceeds			0	1,520,000
Net cash provided by financing activities	943,847	15,297	75,298	1,520,000
Net increase (decrease) in cash and cash equivalents	481,056	(526,336)	(587,787)	451,868
Cash and cash equivalents at beginning of period	181,708	769,495	769,495	317,627
Cash and cash equivalents at end of period	662,764	243,159	181,708	769,495
Supplemental Disclosure of Non-Cash Operating and Financing Activities
Conversion of promissory notes to common stock	225,000	0	300,000	0
Conversion of accrued interest to common stock	57,032	0	76,041	0
Fair value of warrants reclassified to equity			941,063	0
Fair value of warrants issued to placement agent	15,545	0	0	83,799
Fair value of derivative liabilities reclassified to equity	$ 1,285,169	$ 0	$ 0	$ 1,630,000